Cost of Revenue (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Component Of Operating Other Cost And Expense [Line Items]
Cost of revenue	$ 444,324	$ 383,337	$ 1,683,704	$ 1,554,707	$ 1,493,547
Personnel expenses
Component Of Operating Other Cost And Expense [Line Items]
Cost of revenue	310,132	269,189	1,155,745	1,061,501	1,013,209
Operational expenses
Component Of Operating Other Cost And Expense [Line Items]
Cost of revenue	121,357	102,716	481,012	446,922	432,535
Depreciation and amortization
Component Of Operating Other Cost And Expense [Line Items]
Cost of revenue	$ 12,835	$ 11,432	$ 46,947	$ 46,284	$ 47,803